SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION
 -- December 31, 1999

 ASSETS:
   Investments in mutual funds:               Shares        Cost         Value
                                             ---------  ------------  ------------
     Massachusetts Investors Trust
      (MIT)*...............................  1,697,160  $ 28,704,601  $ 35,556,867
     Massachusetts Investors Growth Stock
      Fund (MIG)*..........................    949,976    13,684,303    19,315,840
     MFS Total Return Fund (MTR)*..........  1,749,395    26,445,364    24,279,987
     MFS Growth Opportunities Fund
      (MGO)*...............................    332,879     4,959,648     6,349,221
     MFS Bond Fund (MFB)*..................    124,537     1,642,269     1,516,924
     MFS Global Governments Fund (MGG)*....     78,265       843,786       736,693
     MFS/Sun Life Series Trust:
       Capital Appreciation Series (CAS)...  1,251,355    49,318,393    67,718,018
       Government Securities Series
        (GSS)..............................    656,963     8,345,165     8,196,928
       High Yield Series (HYS).............    489,217     4,478,219     4,410,862
       Money Market Series (MMS)...........  5,374,271     5,374,271     5,374,271
                                                        ------------  ------------
                                                        $143,796,019  $173,455,611
                                                        ============
 LIABILITY:
   Payable to sponsor...............................................        (7,594)
                                                                      ------------
         Net Assets.................................................  $173,448,017
                                                                      ============

NET ASSETS:

                                            Applicable to Owners of
                                      Deferred Variable Annuity Contracts   Reserve for
                                     -------------------------------------   Variable
                                       Units     Unit Value      Value       Annuities      Total
                                     ----------  ----------  -------------  -----------  ------------
    MIT-Level  2...................    465,628    $57.7053   $ 26,391,503    $ 107,209   $ 26,498,712
    MIT-Level  3...................    130,779    57.3100       7,385,119       --          7,385,119
    MIT-Level  4...................     39,282    42.5116       1,671,047       --          1,671,047
    MIG-Level  2...................    149,986    83.2189      12,481,832       --         12,481,832
    MIG-Level  3...................     52,563    92.2740       4,847,829       --          4,847,829
    MIG-Level  4...................     41,629    47.7261       1,986,179       --          1,986,179
    MTR-Level  2...................    520,185    37.1635      19,270,520       --         19,270,520
    MTR-Level  3...................    109,723    33.9969       3,715,582       --          3,715,582
    MTR-Level  4...................     49,629    26.0389       1,293,885       --          1,293,885
    MGO-Level  2...................     91,428    54.2319       4,990,759       --          4,990,759
    MGO-Level  3...................     21,491    58.4225       1,260,166       --          1,260,166
    MGO-Level  4...................      2,443    39.0855          98,296       --             98,296
    MFB-Level  2...................     51,937    21.1036       1,127,894       --          1,127,894
    MFB-Level  3...................     16,174    21.4275         361,582       --            361,582
    MFB-Level  4...................        803    17.7753          27,448       --             27,448
    MGG-Level  2...................     27,807    21.1751         588,578       --            588,578
    MGG-Level  3...................      4,822    18.8106          90,879       --             90,879
    MGG-Level  4...................      4,339    13.2346          57,236       --             57,236
    CAS-Level  2...................    582,574    72.1308      42,006,756      183,689     42,190,445
    CAS-Level  3...................    102,101    76.9872       7,852,631        3,780      7,856,411
    CAS-Level  4...................    234,710    75.3209      17,667,295       --         17,667,295
    GSS-Level  2...................    244,048    20.9090       5,100,752        2,867      5,103,619
    GSS-Level  3...................    100,588    20.4157       2,055,873        1,522      2,057,395
    GSS-Level  4...................     51,168    20.2049       1,034,035       --          1,034,035
    HYS-Level  2...................    125,543    25.8500       3,245,453        2,597      3,248,050
    HYS-Level  3...................     29,465    24.1576         712,263        1,416        713,679
    HYS-Level  4...................     18,908    23.7071         449,195       --            449,195
    MMS-Level  2...................    211,856    16.9810       3,590,866        2,500      3,593,366
    MMS-Level  3...................     74,923    15.8614       1,186,553       --          1,186,553
    MMS-Level  4...................     38,024    15.6123         594,431       --            594,431
                                                             ------------    --------    ------------
         Net Assets                                          $173,142,437    $ 305,580   $173,448,017
                                                             ============    ========    ============

* Investments are made in Class A shares of the Fund

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999

                                               MIT          MIG          MTR           MGO          MFB          MGG
                                           Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  ------------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,226,792  $1,509,560   $  2,586,765  $  589,813   $  148,468   $    56,411
   Mortality and expense risk charges....     (484,413)   (216,603)      (362,178)    (65,839)     (25,053)      (14,987)
                                           -----------  -----------  ------------  -----------  -----------  -----------
       Net investment income (loss)......  $   742,379  $1,292,957   $  2,224,587  $  523,974   $  123,415   $    41,424
                                           -----------  -----------  ------------  -----------  -----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $14,561,104  $8,520,345   $ 12,804,508  $1,426,391   $1,287,515   $ 1,092,443
     Cost of investments sold............  (10,439,707) (5,721,364)   (12,994,319) (1,196,553)  (1,363,549)   (1,179,952)
                                           -----------  -----------  ------------  -----------  -----------  -----------
       Net realized gains (losses).......  $ 4,121,397  $2,798,981   $   (189,811) $  229,838   $  (76,034)  $   (87,509)
                                           -----------  -----------  ------------  -----------  -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 6,852,266  $5,631,537   $ (2,165,377) $1,389,573   $ (125,345)  $  (107,093)
     Beginning of year...................    9,682,996   3,947,317       (559,144)    606,768       (4,549)      (82,136)
                                           -----------  -----------  ------------  -----------  -----------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $(2,830,730) $1,684,220   $ (1,606,233) $  782,805   $ (120,796)  $   (24,957)
                                           -----------  -----------  ------------  -----------  -----------  -----------
     Realized and unrealized gains
      (losses)...........................  $ 1,290,667  $4,483,201   $ (1,796,044) $1,012,643   $ (196,830)  $  (112,466)
                                           -----------  -----------  ------------  -----------  -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 2,033,046  $5,776,158   $    428,543  $1,536,617   $  (73,415)  $   (71,042)
                                           ===========  ===========  ============  ===========  ===========  ===========

                                               CAS          GSS          HYS           MMS
                                           Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                           -----------  -----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 6,455,363  $  473,835   $    383,875  $  273,757
   Mortality and expense risk charges....     (658,857)   (106,902)       (55,610)    (70,964)
                                           -----------  -----------  ------------  -----------
       Net investment income (loss)......  $ 5,796,506  $  366,933   $    328,265  $  202,793
                                           -----------  -----------  ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $11,456,990  $2,877,093   $  1,368,628  $5,613,109
     Cost of investments sold............   (8,838,975) (2,796,203)    (1,323,619) (5,613,109)
                                           -----------  -----------  ------------  -----------
       Net realized gains (losses).......  $ 2,618,015  $   80,890   $     45,009  $   --
                                           -----------  -----------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $18,399,625  $ (148,237)  $    (67,357) $   --
     Beginning of year...................   10,408,666     597,563         41,951      --
                                           -----------  -----------  ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $ 7,990,959  $ (745,800)  $   (109,308) $   --
                                           -----------  -----------  ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $10,608,974  $ (664,910)  $    (64,299) $   --
                                           -----------  -----------  ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $16,405,480  $ (297,977)  $    263,966  $  202,793
                                           ===========  ===========  ============  ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MIT                         MIG                         MTR
                                                 Sub-Account                 Sub-Account                 Sub-Account
                                          --------------------------  --------------------------  --------------------------
                                                  Year Ended                  Year Ended                  Year Ended
                                                 December 31,                December 31,                December 31,
                                          --------------------------  --------------------------  --------------------------
                                              1999          1998          1999          1998          1999          1998
                                          ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $    742,379  $  2,158,411  $  1,292,957  $  1,293,592  $  2,224,587  $  5,114,145
  Net realized gains (losses)...........     4,121,397     5,509,297     2,798,981     1,702,339      (189,811)    2,000,585
  Net unrealized gains (losses).........    (2,830,730)      702,599     1,684,220     2,483,740    (1,606,233)   (3,555,136)
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in net assets from
   operations...........................  $  2,033,046  $  8,370,307  $  5,776,158  $  5,479,671  $    428,543  $  3,559,594
                                          ------------  ------------  ------------  ------------  ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $  3,466,618  $  4,615,049  $  1,776,775  $  1,648,663  $  2,409,795  $  3,371,244
    Net transfers between Sub-Accounts
     and Fixed Account..................      (850,973)     (179,472)    1,475,098       583,305    (1,161,027)   (1,254,402)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (13,807,883)  (13,124,763)   (8,189,434)   (4,889,909)  (11,448,302)   (9,074,024)
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net accumulation activity.........  $(11,192,238) $ (8,689,186) $ (4,937,561) $ (2,657,941) $(10,199,534) $ (6,957,182)
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Annuitization Activity:
    Annuitizations......................  $    --       $    117,436  $    --       $    --       $    --       $    --
    Annity payments and contract
     charges............................       (29,851)       (6,831)      --            --            --            --
    Adjustments to annuity reserve......        (1,550)         (439)      --            --            --            --
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net annuitization activity........  $    (31,401) $    110,166  $    --       $    --       $    --       $    --
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in net assets from
   participant transactions.............  $(11,223,639) $ (8,579,020) $ (4,937,561) $ (2,657,941) $(10,199,534) $ (6,957,182)
                                          ------------  ------------  ------------  ------------  ------------  ------------
    Increase (Decrease) in net assets...  $ (9,190,593) $   (208,713) $    838,597  $  2,821,730  $ (9,770,991) $ (3,397,588)
NET ASSETS:
  Beginning of year.....................    44,745,471    44,954,184    18,477,243    15,655,513    34,050,978    37,448,566
                                          ------------  ------------  ------------  ------------  ------------  ------------
  End of year...........................  $ 35,554,878  $ 44,745,471  $ 19,315,840  $ 18,477,243  $ 24,279,987  $ 34,050,978
                                          ============  ============  ============  ============  ============  ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
 -- continued

                                                    MGO                       MFB                       MGG
                                                Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  -----------------------  -------------------------
                                                 Year Ended               Year Ended                Year Ended
                                                December 31,             December 31,              December 31,
                                          ------------------------  -----------------------  -------------------------
                                             1999         1998         1999         1998         1999         1998
                                          -----------  -----------  -----------  ----------  ------------  -----------
OPERATIONS:
  Net investment income (loss)..........  $  523,974   $  514,502   $   123,415  $  148,154  $     41,424  $   91,080
  Net realized gains (losses)...........     229,838      246,705       (76,034)     48,083       (87,509)    (38,711)
  Net unrealized gains (losses).........     782,805      391,771      (120,796)   (116,828)      (24,957)      5,053
                                          ----------   ----------   -----------  ----------  ------------  ----------
      Increase (Decrease) in net assets
       from operations..................  $1,536,617   $1,152,978   $   (73,415) $   79,409  $    (71,042) $   57,422
                                          ----------   ----------   -----------  ----------  ------------  ----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $  663,514   $  497,233   $   245,793  $  314,355  $    122,908  $  257,208
    Net transfers between Sub-Accounts
     and Fixed Account..................      82,341      225,820      (220,519)   (108,141)      (85,033)   (382,786)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................  (1,264,444)    (860,467)   (1,023,830)   (461,894)     (986,749)   (317,138)
                                          ----------   ----------   -----------  ----------  ------------  ----------
      Net accumulation activity.........  $ (518,589)  $ (137,414)  $  (998,556) $ (255,680) $   (948,874) $ (442,716)
                                          ----------   ----------   -----------  ----------  ------------  ----------
    Increase (Decrease) in net assets
     from participant transactions......  $ (518,589)  $ (137,414)  $  (998,556) $ (255,680) $   (948,874) $ (442,716)
                                          ----------   ----------   -----------  ----------  ------------  ----------
    Increase (Decrease) in net assets...  $1,018,028   $1,015,564   $(1,071,971) $ (176,271) $ (1,019,916) $ (385,294)
NET ASSETS:
  Beginning of year.....................   5,331,193    4,315,629     2,588,895   2,765,166     1,756,609   2,141,903
                                          ----------   ----------   -----------  ----------  ------------  ----------
  End of year...........................  $6,349,221   $5,331,193   $ 1,516,924  $2,588,895  $    736,693  $1,756,609
                                          ==========   ==========   ===========  ==========  ============  ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
 -- continued

                                      CAS                       GSS                       HYS                      MMS
                                  Sub-Account               Sub-Account               Sub-Account              Sub-Account
                            ------------------------  ------------------------  -----------------------  ------------------------
                                   Year Ended                Year Ended               Year Ended                Year Ended
                                  December 31,              December 31,             December 31,              December 31,
                            ------------------------  ------------------------  -----------------------  ------------------------
                               1999         1998         1999         1998         1999        1998         1999         1998
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss).................  $ 5,796,506  $ 5,538,986  $   366,933  $   481,238  $  328,265  $   309,508  $   202,793  $  238,825
  Net realized gains
   (losses)...............    2,618,015    7,762,453       80,890      138,735      45,009      269,156      --           --
  Net unrealized gains
   (losses)...............    7,990,959     (725,520)    (745,800)     165,097    (109,308)    (593,830)     --           --
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
      Increase (Decrease)
       in net assets from
       operations.........  $16,405,480  $12,575,919  $  (297,977) $   785,070  $  263,966  $   (15,166) $   202,793  $  238,825
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.............  $ 3,444,322  $ 4,587,562  $   557,289  $   924,333  $  368,095  $   507,550  $   484,411  $  802,246
    Net transfers between
     Sub-Accounts and
     Fixed Account........     (539,704)    (174,891)      42,123     (179,536)   (147,327)    (454,744)   1,766,578   1,431,968
    Withdrawals,
     surrenders,
     annuitizations and
     contract charges.....   (9,183,402)  (9,072,386)  (2,407,705)  (3,281,848)   (970,623)  (1,191,705)  (3,577,347) (2,316,756)
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
      Net accumulation
       activity...........  $(6,278,784) $(4,659,715) $(1,808,293) $(2,537,051) $ (749,855) $(1,138,899) $(1,326,358) $  (82,542)
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
  Annuitization Activity:
    Annuitizations........  $   --       $   --       $   --       $   --       $   --      $   --       $   --       $   --
    Annity payments and
     contract charges.....      (15,883)     (13,867)      (2,092)      (2,138)     (1,882)      (1,925)        (220)       (221)
    Adjustments to annuity
     reserve..............       (2,645)      (1,562)          67         (133)         28            7           (2)         (7)
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
      Net annuitization
       activity...........  $   (18,528) $   (15,429) $    (2,025) $    (2,271) $   (1,854) $    (1,918) $      (222) $     (228)
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
  Increase (Decrease) in
   net assets from
   participant
   transactions...........  $(6,297,312) $(4,675,144) $(1,810,318) $(2,539,322) $ (751,709) $(1,140,817) $(1,326,580) $  (82,770)
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
    Increase (Decrease) in
     net assets...........  $10,108,168  $ 7,900,775  $(2,108,295) $(1,754,252) $ (487,743) $(1,155,983) $(1,123,787) $  156,055
NET ASSETS
  Beginning of year.......   57,605,983   49,705,208   10,303,344   12,057,596   4,898,667    6,054,650    6,498,137   6,342,082
                            -----------  -----------  -----------  -----------  ----------  -----------  -----------  ----------
  End of year.............  $67,714,151  $57,605,983  $ 8,195,049  $10,303,344  $4,410,924  $ 4,898,667  $ 5,374,350  $6,498,137
                            ===========  ===========  ===========  ===========  ==========  ===========  ===========  ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies, based on total purchase payments credited to all participants' accounts under a contract as follows:

                                   Mortality
                                  and Expense
Level      Purchase Payments      Risk Charge
-----      -----------------      -----------
  1          up to $250,000         1.30 %
  2      $250,000 to $1,499,999     1.25 %
  3     $1,500,000 to $4,999,999    1.10 %
  4       $5,000,000 and over       0.95 %

Since 1987, the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date, the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                 Units Transferred
             Units Outstanding                  Between Sub-Accounts
             Beginning of Year Units Purchased   and Fixed Account
             ----------------- ---------------- --------------------
                Year Ended        Year Ended         Year Ended
               December 31,      December 31,       December 31,
             ----------------- ---------------- --------------------
Sub-Accounts   1999     1998     1999    1998     1999       1998
------------ -------- -------- -------- ------- --------- ----------
MIT-Level 2  567,275  668,603   44,337  62,980   (12,590)   (16,795)
MIT-Level 3  196,235  347,926   13,588  17,821    (6,224)   (45,958)
MIT-Level 4   90,975    --      13,148  18,926      (785)    77,367
MIG-Level 2  165,654  225,178   13,201  15,127    17,140        112
MIG-Level 3   89,584  118,801    8,105   9,647     2,290    (20,150)
MIG-Level 4   69,102    --      10,657  11,428     2,394     60,010
MTR-Level 2  628,337  759,684   43,886  63,621   (18,021)   (29,130)
MTR-Level 3  206,850  403,015   14,979  17,807   (12,441)  (115,565)
MTR-Level 4  157,727       17   16,875  23,626    (8,784)   141,628
MGO-Level 2   95,086  100,623    8,656   9,995     1,152      1,211
MGO-Level 3   23,225   29,668    5,359   2,401     2,088     (2,227)
MGO-Level 4   11,370    --       2,041   1,670        47      9,880
MFB-Level 2   76,030   86,309    6,257   8,189    (2,595)    (4,987)
MFB-Level 3   23,254   41,360    3,408   3,535    (5,387)   (14,129)
MFB-Level 4   19,478    --       2,141   3,393    (2,840)    16,625
MGG-Level 2   35,699   50,083    2,182   4,145    (1,759)    (9,529)
MGG-Level 3   16,947   55,415      782   2,132    (2,786)   (34,966)
MGG-Level 4   45,525    --       5,753   9,171      (740)    37,118
CAS-Level 2  628,268  680,351   34,983  52,252    (9,439)    (7,521)
CAS-Level 3  111,749  431,268    4,961  13,268     1,153   (280,709)
CAS-Level 4  284,604    5,247   23,210  27,865    (4,525)   288,727
GSS-Level 2  317,889  377,706   19,457  27,776   (11,993)    (8,985)
GSS-Level 3  107,677  225,343    5,826  13,066    15,145    (71,055)
GSS-Level 4   56,137    2,450    4,795   4,162    (4,404)    71,003
HYS-Level 2  147,334  161,891   10,902  14,548    (9,140)   (13,379)
HYS-Level 3   32,554   89,331    2,861   3,878       423    (38,390)
HYS-Level 4   24,009      102    2,604   2,247     1,468     33,560
MMS-Level 2  254,576  246,919   19,791  32,188    67,567     55,799
MMS-Level 3  113,042  158,492    8,292  17,325    16,457     (8,342)
MMS-Level 4   39,132    6,803    2,910   1,532    23,818     44,744

              Units Withdrawn,
               Surrendered and  Units Outstanding
                 Annuitized        End of Year
              ----------------- -----------------
                 Year Ended        Year Ended
                December 31,      December 31,
              ----------------- -----------------
Sub-Accounts    1999     1998     1999     1998
------------  -------- -------- -------- --------
MIT-Level 2   (133,394) (147,513) 465,628 567,275
MIT-Level 3    (72,820) (123,554) 130,779 196,235
MIT-Level 4    (64,056)   (5,318)  39,282  90,975
MIG-Level 2    (46,009)  (74,763) 149,986 165,654
MIG-Level 3    (47,416)  (18,714)  52,563  89,584
MIG-Level 4    (40,524)   (2,336)  41,629  69,102
MTR-Level 2   (134,017) (165,838) 520,185 628,337
MTR-Level 3    (99,665)  (98,407) 109,723 206,850
MTR-Level 4   (116,189)   (7,544)  49,629 157,727
MGO-Level 2    (13,466)  (16,743)  91,428  95,086
MGO-Level 3     (9,181)   (6,617)  21,491  23,225
MGO-Level 4    (11,015)     (180)   2,443  11,370
MFB-Level 2    (27,755)  (13,481)  51,937  76,030
MFB-Level 3     (5,101)   (7,512)  16,174  23,254
MFB-Level 4    (17,976)     (540)     803  19,478
MGG-Level 2     (8,315)   (9,000)  27,807  35,699
MGG-Level 3    (10,121)   (5,634)   4,822  16,947
MGG-Level 4    (46,199)     (764)   4,339  45,525
CAS-Level 2    (71,238)  (96,814) 582,574 628,268
CAS-Level 3    (15,762)  (52,078) 102,101 111,749
CAS-Level 4    (68,579)  (37,235) 234,710 284,604
GSS-Level 2    (81,305)  (78,608) 244,048 317,889
GSS-Level 3    (28,060)  (59,677) 100,588 107,677
GSS-Level 4     (5,360)  (21,478)  51,168  56,137
HYS-Level 2    (23,553)  (15,726) 125,543 147,334
HYS-Level 3     (6,373)  (22,265)  29,465  32,554
HYS-Level 4     (9,173)  (11,900)  18,908  24,009
MMS-Level 2   (130,078)  (80,330) 211,856 254,576
MMS-Level 3    (62,868)  (54,433)  74,923 113,042
MMS-Level 4    (27,836)  (13,947)  38,024  39,132

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Bond Sub-Account, MFS Global Governments Sub-Account, MFS Capital Appreciation Sub-Account, MFS Government Securities Sub-Account, MFS High Yield Sub-Account, and MFS Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account D (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

COMPASS-G
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Senior Vice President,
  General Manager and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
GREGORY W. GEE, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
ELLEN B. KING, Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
ACCOUNT INFORMATION
 For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time on any business day.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                   COG2 2/00 23M

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                                              PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE GROUP ANNUITY
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
                                   ---------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1999

[LOGO]
                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.